Convertible notes, net (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019	Mar. 31, 2018 shares	Oct. 03, 2017 CNY (¥)	Apr. 27, 2017 CNY (¥)	Mar. 31, 2017 USD ($) $ / shares
Convertible notes, net
Number of shares issued in conversion of Notes (in shares) | shares				40,521,494
Convertible notes
Convertible notes, net
Guaranteed internal rate of return			12.00%	12.00%
Interest rate				7.00%
Debt issuance costs, amortization period		5 years		5 years
GMSC | Convertible notes
Convertible notes, net
Aggregate principal amount					¥ 50,000	¥ 65,000	$ 115,000
Guaranteed internal rate of return				12.00%
Interest rate							7.00%
Conversion amount of Notes | $	$ 115,000
Conversion price per share | $ / shares	$ 2.838						$ 2.838
Number of shares issued in conversion of Notes (in shares) | shares	40,521,494
Convertible notes, net | $		$ 0